MINERAL PROPERTIES, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT

7.	MINERAL PROPERTIES, PLANT AND EQUIPMENT

A summary of the Company’s Mineral Properties, Plant and Equipment is as follows:

	Depletable mineral properties	Exploration and evaluation	Plant and equipment	Total
	$	$	$	$
Cost
Balance, December 31, 2024	115,721	12,189	115,807	243,717
Additions	9,212	-	21,407	30,619
Change in decommissioning and restoration costs (note 12)	3,006	-	-	3,006
Disposals	(3,244)	-	(3,758)	(7,002)
Adjustments	2,071	-	2,017	4,088
Balance, December 31, 2025	126,766	12,189	135,473	274,428
Additions	5,726	-	10,645	16,371
Change in decommissioning and restoration costs (note 12)	(5,909)	-	-	(5,909)
Disposals	-	-	(2,608)	(2,608)
Adjustments	2,638	-	(1,552)	1,086
Balance, June 30, 2026	129,221	12,189	141,958	283,368

Accumulated depreciation and impairment
Balance, December 31, 2024	50,013	-	48,971	98,984
Depletion, depreciation and amortization	7,199	-	14,378	21,577
Disposals	(3,245)	-	(3,446)	(6,691)
Adjustments	(513)	-	513	-
Balance, December 31, 2025	53,454	-	60,416	113,870
Depletion, depreciation and amortization	4,976	-	10,117	15,093
Disposals	-	-	(2,526)	(2,526)
Adjustments	-	-	(160)	(160)
Balance, June 30, 2026	58,430	-	67,847	126,277

Cost as at December 31, 2025	126,766	12,189	135,473	274,428
Accumulated depreciation and impairment	(53,454)	-	(60,416)	(113,870)
Carrying value - December 31, 2025	73,312	12,189	75,057	160,558

Cost as at June 30, 2026	129,221	12,189	141,958	283,368
Accumulated depreciation and impairment	(58,430)	-	(67,847)	(126,277)
Carrying value – June 30, 2026	70,791	12,189	74,111	157,091

As at June 30, 2026, the Company’s plant and equipment included right-of-use assets with a carrying amount of $38 for leased mining equipment (December 31, 2025 - $2,926). Depreciation on the right of use assets for the three and six months ended June 30, 2026 was $11 and $80 (2025 - $145 and $265, respectively).

A summary of the Company’s Goodwill and allocation to each CGU is as follows:

	June 30, 2026	December 31, 2025
	$	$
Caballo Blanco Group (Tres Amigos mine)	2,963	2,963
San Lucas Group	12,503	12,503
Goodwill	15,466	15,466

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)